Basis of preparation	6 Months Ended
Jun. 30, 2018
Disclosure Of General Information About Financial Statements [Abstract]
Basis of preparation
Basis of preparation

These condensed consolidated interim financial statements have been prepared in accordance with lAS 34 Interim Financial Reporting. They do not include all the information required for a complete set of IFRS annual financial statements and should therefore be read in conjunction with the consolidated financial statements for the year ended December 31, 2017 that have been prepared in accordance with International Financial Reporting Standards (IFRS) issued by the International Accounting Standards Board (IASB).

This is the first set of the Group's financial statements where IFRS 15 Revenue from Contracts with Customers and IFRS 9 Financial Instruments have been applied. Changes to significant accounting policies are described in Note 4.

These condensed consolidated interim financial statements were authorized for issue by the Board of Directors on October 8, 2018.